Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 16, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)	Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information (%)
Vimal Kapur	2/16/2024	85,100	$197.68	$3,250,820	(0.5)
Gregory Lewis	2/16/2024	39,267	197.68	1,499,999	(0.5)
Anne T. Madden	2/16/2024	32,624	197.68	1,246,237	(0.5)
Lucian Boldea	2/16/2024	26,734	197.68	1,021,239	(0.5)
James Currier	2/16/2024	22,316	197.68	852,471	(0.5)

Vimal Kapur [Member]
Awards Close in Time to MNPI Disclosures
Name		Vimal Kapur
Underlying Securities		85,100
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 3,250,820
Underlying Security Market Price Change		(0.005)
Gregory Lewis [Member]
Awards Close in Time to MNPI Disclosures
Name		Gregory Lewis
Underlying Securities		39,267
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 1,499,999
Underlying Security Market Price Change		(0.005)
Anne T. Madden [Member]
Awards Close in Time to MNPI Disclosures
Name		Anne T. Madden
Underlying Securities		32,624
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 1,246,237
Underlying Security Market Price Change		(0.005)
Lucian Boldea [Member]
Awards Close in Time to MNPI Disclosures
Name		Lucian Boldea
Underlying Securities		26,734
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 1,021,239
Underlying Security Market Price Change		(0.005)
James Currier [Member]
Awards Close in Time to MNPI Disclosures
Name		James Currier
Underlying Securities		22,316
Exercise Price | $ / shares		$ 197.68
Fair Value as of Grant Date | $		$ 852,471
Underlying Security Market Price Change		(0.005)